Commitment and contingencies - Contingencies (Details) $ in Thousands, $ in Millions						278 Months Ended	279 Months Ended
	Oct. 07, 2025 ha	Feb. 06, 2025 MXN ($)	Oct. 16, 2020 ha	Mar. 05, 2020 ha	Nov. 15, 1995 USD ($) ha	Feb. 28, 2019 MXN ($)	Mar. 31, 2019 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 16, 2025 MXN ($)	Jul. 15, 2025 MXN ($)	Mar. 05, 2025 MXN ($)
Ciudad Juarex Airport - Conflict with ownership of certain land
Commitment and contingencies
Loss contingency damages					$ 120
Area of land in claim | ha					240
Municipality of Acapulco
Commitment and contingencies
Proof of payment requested by authorities							$ 27,012
Loss contingency damages						$ 27,012
Durango Airport
Commitment and contingencies
Area of land in claim | ha				40
Reynosa Airport
Commitment and contingencies
Area of land in claim | ha			2.6
Torreon Airport | Legal proceedings provision
Commitment and contingencies
Provisions								$ 0
Mazatlan Airport
Commitment and contingencies
Area of land in claim | ha	23
Chihuahua Airport
Commitment and contingencies
Damages sought value		$ 76,224
Gain contingency unrecorded amount											$ 31,111
Chihuahua Airport | Legal proceedings provision
Commitment and contingencies
Provisions								0
Monterrey Airport
Commitment and contingencies
Amount of tax credit determined									$ 113,310
Monterrey Airport | Legal proceedings provision
Commitment and contingencies
Provisions								0
Chihuahua Airport
Commitment and contingencies
Amount of tax credit determined										$ 2,182
Chihuahua Airport | Legal proceedings provision
Commitment and contingencies
Provisions								$ 0